SEGMENT REPORTING	12 Months Ended
Dec. 29, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
O.	SEGMENT REPORTING

ASC 280, Segment Reporting ("ASC 280") defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Our operating segments consist of the Eastern, Western, Site-Built, Consumer Products and Distribution divisions.  In accordance with ASC 280, due to the similar economic characteristics, nature of products, distribution methods, and customers, we have aggregated our Eastern and Western operating segments into one reportable segment.  The Site-Built division is considered a separate reportable segment.  Our other divisions do not collectively form a reportable segment because their respective operations are dissimilar and they do not meet the applicable quantitative requirements.  These operations have been included in the "All Other" column of the table below.  The "Corporate" column includes unallocated administrative costs.

	2012
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,635,178	$222,824	$196,931	$-	$2,054,933
Intersegment net sales	62,806	20,396	12,724	-	95,926
Interest expense	373	-	51	3,629	4,053
Amortization expense	1,667	-	1,251	-	2,918
Depreciation expense	17,762	2,054	4,286	6,359	30,461
Segment operating profit	60,573	1,299	(11,316)	(6,028)	44,528
Segment assets	588,567	102,923	103,309	65,741	860,540
Capital expenditures	15,411	830	11,967	2,136	30,344

	2011
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,486,058	$183,120	$153,158	$-	$1,822,336
Intersegment net sales	77,858	24,907	28,636	-	131,401
Interest expense	440	154	-	3,138	3,732
Amortization expense	3,571	-	1,612	-	5,183
Depreciation expense	19,036	2,380	3,240	6,148	30,804
Segment operating profit	28,198	(6,349)	(8,731)	(1,107)	12,011
Segment assets	520,506	87,160	82,993	73,348	764,007
Capital expenditures	14,870	1,007	8,856	8,199	32,932

	2010
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,566,094	$179,113	$145,644	$-	$1,890,851
Intersegment net sales	104,186	17,482	45,174	-	166,842
Interest expense	424	45	-	3,080	3,549
Amortization expense	4,492	96	2,331	-	6,919
Depreciation expense	20,140	2,509	3,069	4,711	30,429
Segment operating profit	35,515	(5,471)	1,400	(1,155)	30,289
Segment assets	525,482	86,128	80,576	97,210	789,396
Capital expenditures	14,205	394	4,832	7,519	26,950

In 2012, 2011, and 2010, 18%, 23%, and 28% of net sales, respectively, were to a single customer.

Information regarding principal geographic areas was as follows (in thousands):

	2012		2011		2010
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$2,005,740	$220,513	$1,779,909	$221,269	$1,844,289	$218,533
Foreign	49,193	17,097	42,427	16,578	46,562	15,073
Total	$2,054,933	$237,610	$1,822,336	$237,847	$1,890,851	$233,606

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2012	58.7%	41.3%
2011	58.8%	41.2%
2010	58.6%	41.4%

Value-added product sales consist of fencing, decking, lattice, and other specialty products sold to the retail building materials market, specialty wood packaging, engineered wood components, and wood-alternative products.  Engineered wood components include roof trusses, wall panels, and floor systems. Wood-alternative products consist primarily of composite wood and plastics.  Although we consider the treatment of dimensional lumber with certain chemical preservatives a value-added process, treated lumber is not presently included in the value-added sales totals.  Commodity-based product sales consist primarily of remanufactured lumber and preservative treated lumber.

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 31,	December 31,	December 25,
	2012	2011	2010
Value-Added Sales
Trusses – residential, modular and manufactured housing	$185,939	$148,715	$167,165
Fencing	125,887	145,486	162,314
Decking and railing – composite, wood and other	123,935	126,832	162,699
Turn-key framing and installed sales	137,633	120,317	117,340
Industrial packaging and components	199,595	174,057	142,369
Engineered wood products (eg. LVL; i-joist)	50,703	41,313	46,069
Manufactured brite and other lumber	56,991	49,355	50,540
Wall panels	23,584	19,049	26,093
Outdoor DIY products (eg. stakes; landscape ties)	38,916	40,716	46,610
Construction and building materials (eg. door packages; drywall)	125,446	94,768	73,629
Lattice – plastic and wood	38,005	42,792	45,819
Manufactured brite and other panels	61,013	39,772	37,046
Siding, trim and moulding	24,996	20,088	19,469
Hardware	13,350	12,094	12,204
Manufactured treated lumber	11,566	11,749	11,706
Manufactured treated panels	6,336	5,418	4,562
Other	54	94	92
Total Value-Added Sales	1,223,949	1,092,615	1,125,726

Commodity-Based Sales
Non-manufactured brite and other lumber	348,083	304,070	315,634
Non-manufactured treated lumber	285,929	285,340	305,756
Non-manufactured brite and other panels	194,144	144,236	147,845
Non-manufactured treated panels	25,782	23,386	21,330
Other	8,118	7,767	5,851
Total Commodity-Based Sales	862,056	764,799	796,416
Total Gross Sales	2,086,005	1,857,414	1,922,142
Sales allowances	(31,072)	(35,078)	(31,291)
Total Net Sales	2,054,933	$1,822,336	$1,890,851